UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dalton Investments LLC
Address: 12424 Wilshire Boulevard, Suite 600

         Los Angeles, CA  90025

13F File Number:  28-12151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joy L. Milan, JD
Title:     Vice President - Compliance & Legal Affairs
Phone:     (310) 882-4141

Signature, Place, and Date of Signing:

     /s/ Joy L. Milan, JD     Los Angeles, CA     November 10, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $44,378 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACACIA RESH CORP               ACACIA TCH COM   003881307      205    67725 SH       Sole                    67725        0        0
ALDILA INC                     COM NEW          014384200       56    13897 SH       Sole                    13897        0        0
ALTRIA GROUP INC               COM              02209s103      984    49600 SH       Sole                    49600        0        0
ARABIAN AMERN DEV CO           COM              038465100     2090   464500 SH       Sole                   464500        0        0
BANCROFT FUND LTD              COM              059695106      427    32348 SH       Sole                    32348        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     9849     2241 SH       Sole                     2241        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686c109     2586   102800 SH       Sole                   102800        0        0
CASTLE CONV FD INC             COM              148443104      237    13021 SH       Sole                    13021        0        0
CIMAREX ENERGY CO              COM              171798101      699    14300 SH       Sole                    14300        0        0
CONOCOPHILLIPS                 COM              20825c104     1354    18488 SH       Sole                    18488        0        0
DELL INC                       COM              24702R101      361    21876 SH       Sole                    21876        0        0
ELLSWORTH FUND LTD             COM              289074106      585   110323 SH       Sole                   110323        0        0
ENSTAR GROUP LIMITED           SHS              g3075p101      559     5737 SH       Sole                     5737        0        0
FRANKLIN TEMPLETON LTD DUR I   COM              35472t101      222    26500 SH       Sole                    26500        0        0
GENERAL FINANCE CORP           *W EXP 04/05/201 369822119        9    18334 SH       Sole                    18334        0        0
GOLDMAN SACHS GROUP INC        COM              38141g104      544     4250 SH       Sole                     4250        0        0
ISHARES TR                     RUSSELL 1000     464287622      308     4839 SH       Sole                     4839        0        0
ISHARES TR                     MSCI GRW IDX     464288885      306     5407 SH       Sole                     5407        0        0
LIBERTY GLOBAL INC             COM SER C        530555309     2657    94580 SH       Sole                    94580        0        0
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071m500      220     8800 SH       Sole                     8800        0        0
LIBERTY MEDIA CORP NEW         INT COM SER A    53071m104      336    26000 SH       Sole                    26000        0        0
LIONBRIDGE TECHNOLOGIES INC    COM              536252109       26    10572 SH       Sole                    10572        0        0
LOEWS CORP                     COM              540424108     1041    26351 SH       Sole                    26351        0        0
LORILLARD INC                  COM              544147101     7596   106754 SH       Sole                   106754        0        0
NEXTWAVE WIRELESS INC          COM              65337y102       51    85016 SH       Sole                    85016        0        0
NUVEEN PERFORMANCE PLUS MUN    COM              67062p108      136    12304 SH       Sole                    12304        0        0
NUVEEN PREMIER MUN INCOME FD   COM              670988104      109    10740 SH       Sole                    10740        0        0
PLATINUM UNDERWRITER HLDGS L   COM              g7127p100     1267    35700 SH       Sole                    35700        0        0
PROSHARES TR                   ULTRASHRT FINL   74347r628      444     4400 SH       Sole                     4400        0        0
RESOURCE CAP CORP              COM              76120w302       92    15100 SH       Sole                    15100        0        0
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835      216     2855 SH       Sole                     2855        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     1114    18315 SH       Sole                    18315        0        0
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     1641    31188 SH       Sole                    31188        0        0
VANGUARD INDEX FDS             GROWTH ETF       922908736     2034    38950 SH       Sole                    38950        0        0
VANGUARD INDEX FDS             SMALL CP ETF     922908751      529     8865 SH       Sole                     8865        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769     1843    31587 SH       Sole                    31587        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     1645    38750 SH       Sole                    38750        0        0